UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22158

The Thirty-Eight Hundred Fund, LLC
(Exact name of registrant as specified in charter)

3800 Howard Hughes Parkway, Suite 900, Las Vegas, NV		89169-0925
(Address of principal executive offices)		(Zip code)

Joseph R. York The Thirty-Eight Hundred Fund, LLC 3800 Howard Hughes Parkway Suite 900 Las Vegas, NV 89169-0925
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(702) 791-6346

Date of fiscal year end:	November 30, 2009

Date of reporting period:	June 1, 2009 – August 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The Thirty-Eight Hundred Fund, LLC

Portfolio of Investments

August 31, 2009 (unaudited)

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY— 16.2%
Federal National Mortgage Association (Fannie Mae) (a)
Pool # 898832, 5.50%, 11/01/36	$20,363,131	$21,259,188
Pool # 256513, 5.50%, 12/01/36	22,551,146	23,543,485
Pool # 922039, 5.50%, 2/01/37 (b)	31,189,276	32,527,612
Pool # 916976, 5.50%, 4/01/37	22,056,455	23,002,901
Pool # 256799, 5.50%, 7/01/37 (b)	18,705,684	19,508,348
Pool # 936523, 5.50%, 7/01/37	22,300,931	23,257,867
Pool # 888638, 5.50%, 9/01/37	12,072,493	12,590,525
Pool # 966544, 5.50%, 10/01/37	7,800,455	8,135,174
Pool # 947985, 5.50%, 11/01/37 (b)	37,448,766	39,055,699
Pool # 953397, 5.50%, 11/01/37	22,438,812	23,401,665
Pool # 966312, 5.50%, 11/01/37	558,169	582,120
Pool # 954918, 5.50%, 12/01/37	8,595,660	8,964,502
Pool # 956968, 5.50%, 12/01/37	10,772,492	11,234,741
Pool # 959005, 5.50%, 12/01/37	6,749,630	7,039,258
Pool # 960376, 5.50%, 12/01/37	21,399,888	22,318,161
Pool # 960392, 5.50%, 12/01/37	18,551,037	19,347,065
Pool # 965506, 5.50%, 12/01/37	13,387,836	13,962,310
Pool # 966418, 5.50%, 12/01/37	16,199,066	16,894,170
Pool # 966422, 5.50%, 12/01/37	6,439,433	6,715,750
Pool # 967277, 5.50%, 12/01/37	12,559,774	13,098,715
Pool # 933343, 5.50%, 1/01/38	5,175,126	5,395,283
Pool # 953590, 5.50%, 1/01/38	21,961,821	22,904,207
Pool # 954243, 5.50%, 1/01/38	7,434,465	7,753,479
Pool # 956507, 5.50%, 1/01/38	5,266,942	5,491,005
Pool # 956844, 5.50%, 1/01/38	5,328,806	5,555,501
Pool # 956846, 5.50%, 1/01/38	27,046,083	28,196,661
Pool # 956847, 5.50%, 1/01/38	25,731,726	26,826,390
Pool # 960427, 5.50%, 1/01/38	23,632,890	24,646,981
Pool # 960482, 5.50%, 1/01/38	27,809,974	29,003,304
Pool # 960511, 5.50%, 1/01/38 (b)	45,472,806	47,424,051
Pool # 960550, 5.50%, 1/01/38	20,927,651	21,825,659
Pool # 960569, 5.50%, 1/01/38	15,663,413	16,335,533
Pool # 960718, 5.50%, 1/01/38	30,089,073	31,380,200
Pool # 960757, 5.50%, 1/01/38	4,821,884	5,028,792
Pool # 961311, 5.50%, 1/01/38	20,240,557	21,101,619
Pool # 961347, 5.50%, 1/01/38 (b)	43,067,862	44,900,029
Pool # 965620, 5.50%, 1/01/38	5,368,137	5,598,484
Pool # 966745, 5.50%, 1/01/38	5,966,605	6,220,433
Pool # 966758, 5.50%, 1/01/38	6,429,458	6,702,976
Pool # 966764, 5.50%, 1/01/38	5,570,888	5,807,882
Pool # 967040, 5.50%, 1/01/38	15,089,002	15,730,909
Pool # 967985, 5.50%, 1/01/38	5,816,378	6,063,815
Pool # 961426, 5.50%, 2/01/38	31,124,335	32,459,885
Pool # 961456, 5.50%, 2/01/38	14,435,599	15,049,709
Pool # 961491, 5.50%, 2/01/38	28,413,787	29,622,550
Pool # 961529, 5.50%, 2/01/38	24,016,764	25,038,471
Pool # 961632, 5.50%, 2/01/38	6,112,504	6,372,538
Pool # 961691, 5.50%, 2/01/38	6,773,073	7,061,209
Pool # 966779, 5.50%, 2/01/38	2,840,980	2,961,839
Pool # 968302, 5.50%, 2/01/38	32,196,655	33,566,346
Pool # 968328, 5.50%, 2/01/38	12,195,558	12,718,872
Pool # 969008, 5.50%, 2/01/38 (b)	6,418,489	6,691,541
Pool # 969397, 5.50%, 2/01/38	246,871	257,373
Pool # 969700, 5.50%, 2/01/38	13,714,052	14,302,524
Pool # 972203, 5.50%, 2/01/38	4,143,903	4,320,190
Pool # 257123, 5.50%, 3/01/38	5,931,113	6,183,430
Pool # 933721, 5.50%, 3/01/38 (b)	57,935,538	60,400,198
Pool # 953613, 5.50%, 3/01/38	8,994,565	9,377,206
Pool # 956868, 5.50%, 3/01/38	3,780,891	3,941,736
Pool # 962281, 5.50%, 3/01/38 (b)	77,607,497	80,909,029
Pool # 962304, 5.50%, 3/01/38 (b)	50,421,999	52,567,022
Pool # 962344, 5.50%, 3/01/38 (b)	68,229,294	71,131,865
Pool # 965756, 5.50%, 3/01/38	11,110,115	11,582,754
Pool # 972385, 5.50%, 3/01/38	16,165,711	16,853,423
Pool # 973028, 5.50%, 3/01/38	8,863,387	9,240,448
Pool # 975198, 5.50%, 3/01/38	16,233,299	16,923,886
Pool # 975202, 5.50%, 3/01/38	5,016,494	5,229,902
Pool # 257161, 5.50%, 4/01/38 (b)	37,183,966	38,765,825
Pool # 962441, 5.50%, 4/01/38	14,389,385	15,001,529
Pool # 976379, 5.50%, 4/01/38	20,465,057	21,335,670
Pool # 984745, 5.50%, 6/01/38	8,584,815	8,953,191
Pool # 986013, 5.50%, 6/01/38 (b)	49,368,398	51,468,599
Pool # 986519, 5.50%, 6/01/38	24,181,498	25,210,213
Pool # 964380, 5.50%, 7/01/38	7,306,774	7,617,614
Pool # 970025, 5.50%, 7/01/38	9,124,888	9,513,073
Pool # 981517, 5.50%, 7/01/38	9,227,923	9,620,492
Pool # 981723, 5.50%, 7/01/38	13,277,911	13,842,772
Pool # 981872, 5.50%, 7/01/38	12,248,949	12,770,036
Pool # 982199, 5.50%, 7/01/38	20,809,167	21,694,419
Pool # 982664, 5.50%, 7/01/38	24,320,505	25,355,134
Pool # 983334, 5.50%, 7/01/38	35,428,935	36,936,132

See Notes to Quarterly Portfolio of Investments

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (continued)
Federal National Mortgage Association (continued)
Pool # 985704, 5.50%, 7/01/38	$29,647,490	$30,908,736
Pool # 986043, 5.50%, 7/01/38	14,580,289	15,200,555
Pool # 986656, 5.50%, 7/01/38	121,971,852	127,160,706
Pool # 986657, 5.50%, 7/01/38	17,978,068	18,742,881
Pool # 986686, 5.50%, 7/01/38	8,814,125	9,189,090
Pool # 986734, 5.50%, 7/01/38	8,241,218	8,591,811
Pool # 257306, 5.50%, 8/01/38	23,541,028	24,542,496
Pool # 964528, 5.50%, 8/01/38	28,399,055	29,607,191
Total Residential Mortgage-Backed Securities—Agency (Cost $1,720,100,662)		1,833,124,560

RESIDENTIAL MORTGAGE-BACKED SECURITIES— 28.7%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 4A1
5.33%, 4/25/35 (c)	18,086,191	16,027,787
Banc of America Funding Corp.
Series 2004-2, Class 3A11
5.25%, 9/20/34	7,941,238	7,780,598
Series 2005-5, Class 1A11
5.50%, 9/25/35	12,072,647	10,997,433
Series 2006-D, Class 5A1
5.81%, 5/20/36 (c)	27,871,751	22,257,176
Series 2007-D, Class 3A1
5.64%, 6/20/37 (c)	12,768,487	9,171,402
Chase Mortgage Finance Trust
Series 2007-A1, Class 7A1
4.60%, 2/25/37 (c)	26,151,211	24,638,126
Citicorp Mortgage Securities, Inc.
Series 2003-6, Class 1A2
4.50%, 5/25/33	7,380,234	7,343,963
Series 2005-5, Class 3A1
5.00%, 8/25/35	16,731,766	15,330,480
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A
5.34%, 8/25/35 (c)	17,201,235	15,684,541
Series 2007-AR4, Class 1A1A
5.96%, 3/25/37 (c)	161,518,743	116,550,633
Series 2009-6, Class 5A1
6.25%, 11/25/37 (c)(d)	94,248,586	89,052,379
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-7, Class A2
0.67%, 5/25/33 (c)	9,366,599	8,710,937
Series 2003-42, Class 2A4
3.74%, 10/25/33 (c)	20,405,685	17,277,460
Series 2005-5, Class A6
5.50%, 3/25/35	34,258,923	31,669,127
Series 2005-14, Class A2
5.50%, 7/25/35	8,901,102	8,108,352
Series 2007-1, Class A2
6.00%, 3/25/37	24,468,814	20,117,966
Series 2007-1, Class A4
6.00%, 3/25/37	26,410,492	20,465,424
Credit Suisse Commercial Mortgage Trust
Series 2009-4R, Class 1A1
5.49%, 4/25/36 (c)(d)(e)	83,766,889	76,227,869
Series 2009-4R, Class 2A1
5.79%, 4/25/36 (c)(d)(e)	354,300,534	329,499,496
Series 2009-5R, Class 1A1
5.98%, 7/26/49 (c)(d)(e)	343,561,529	322,947,837
Series 2009-5R, Class 2A1
6.02%, 7/26/49 (c)(d)(e)	200,300,979	194,291,950
First Horizon Mortgage Pass-Through Trust
Series 2005-1, Class 1A1
5.00%, 3/25/35	21,383,453	19,656,732
Series 2005-5, Class 1A4
5.50%, 10/25/35	19,404,347	17,326,149
Series 2005-7, Class A9
5.50%, 12/25/35	9,899,359	8,983,776
Series 2006-4, Class 1A15
6.00%, 2/25/37	14,162,616	12,620,755
GSR Mortgage Loan Trust
Series 2005-AR7, Class 6A1
5.24%, 11/25/35 (c)	33,588,548	28,584,116
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 2A1
5.77%, 3/25/37 (c)	41,315,935	28,113,259
Jefferies & Co., Inc.
Series 2009-R1, Class 5A1
5.20%, 5/21/36 (c)(d)	23,637,977	21,700,627
J.P. Morgan Mortgage Trust
Series 2004-A4, Class 2A2
4.63%, 9/25/34 (c)	8,827,430	8,576,458
Series 2005-A5, Class TA1
5.43%, 8/25/35 (c)	160,890,310	155,661,375
Series 2005-S2, Class 2A2
5.25%, 9/25/35	18,583,834	16,742,217
J.P. Morgan Re-Remic
Series 2009-1, Class A1
5.00%, 1/26/21 (d)	53,730,462	52,082,141

See Notes to Quarterly Portfolio of Investments

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Lehman Mortgage Trust
Series 2008-2, Class 1A11
6.00%, 3/25/38	$115,567,180	$100,568,733
MASTR Adjustable Rate Mortgages Trust
Series 2003-4, Class 2A1
3.39%, 10/25/33 (c)	25,173,943	23,520,760
Merrill Lynch Mortgage Investors Trust
Series 2004-A1, Class 2A2
4.30%, 2/25/34 (c)	6,845,949	6,248,574
Series MLCC, 2006-2, Class 4A
6.22%, 5/25/36 (c)	18,148,828	17,207,075
Series MLCC, 2007-1, Class 4A2
5.72%, 1/25/37 (c)	10,577,000	9,395,952
Series MLCC, 2007-1, Class 4A3
5.72%, 1/25/37 (c)	16,250,000	13,278,194
PHHMC Mortgage Pass Through Certificates
Series 2008-CIM1, Class 21A1
6.00%, 5/25/38	39,440,626	32,427,609
Prime Mortgage Trust
Series 2003-2, Class 1A3
4.75%, 10/25/33	12,489,589	12,399,934
RBSSP Resecuritization Trust
Series 2009-6, Class 3A1
5.36%, 1/26/36 (c)(d)	708,482,707	690,238,568
Sequoia Mortgage Trust
Series 2004-5, Class A1
3.17%, 6/20/34 (c)	10,811,731	9,676,499
Series 2004-6, Class A1
3.14%, 7/20/34 (c)	12,181,453	10,902,400
Series 2007-1, Class 5A1
6.09%, 10/20/46 (c)	48,252,473	38,882,262
Thornburg Mortgage Securities Trust
Series 2003-2, Class A1
0.95%, 4/25/43 (c)	15,551,478	13,250,026
Series 2003-3, Class A4
5.07%, 6/25/43 (c)	26,384,431	25,225,466
Series 2003-4, Class A1
0.59%, 9/25/43 (c)	14,786,572	13,178,533
Series 2004-1, Class I2A
0.72%, 3/25/44 (c)	1,260,656	1,155,717
Series 2004-4, Class 1A
0.56%, 12/25/44 (c)	4,705,398	4,137,809
WaMu Mortgage Pass-Through Certificates
Series 2007-HY5, Class 3A1
5.80%, 5/25/37 (c)	16,374,233	12,628,089
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-A, Class A5
5.55%, 2/25/33 (c)	4,568,557	3,858,688
Series 2004-EE, Class 3A1
4.22%, 12/25/34 (c)	6,256,587	5,969,374
Series 2004-EE, Class 3A2
4.22%, 12/25/34 (c)	14,646,368	13,797,922
Series 2004-K, Class 1A2
4.46%, 7/25/34 (c)	13,973,111	13,010,379
Series 2004-P, Class 2A1
3.07%, 9/25/34 (c)	7,491,986	6,956,233
Series 2004-Q, Class 1A3
4.88%, 9/25/34 (c)	4,194,671	3,505,410
Series 2004-R, Class 2A1
3.00%, 9/25/34 (c)	13,269,009	12,451,651
Series 2005-AR6, Class A1
5.03%, 4/25/35 (c)	41,966,452	39,510,781
Series 2005-AR16, Class 6A3
5.00%, 10/25/35 (c)	74,172,075	67,964,614
Series 2006-11, Class A8
6.00%, 9/25/36	56,461,084	49,244,680
Series 2006-14, Class A1
6.00%, 10/25/36	27,631,449	23,547,189
Series 2006-AR4, Class 2A4
5.78%, 4/25/36 (c)	50,000,000	36,804,430
Series 2006-AR11, Class A1
5.50%, 8/25/36 (c)	15,960,300	11,713,242
Series 2006-AR17, Class A2
5.83%, 10/25/36 (c)	13,823,489	10,559,119
Series 2007-1, Class A4
5.75%, 2/25/37	9,697,744	7,878,866
Series 2007-6, Class A6
6.00%, 5/25/37	78,966,599	64,135,724
Series 2007-7, Class A1
6.00%, 6/25/37	39,579,142	33,728,870
Series 2007-13, Class A7
6.00%, 9/25/37	55,319,844	47,142,907
Series 2007-AR9, Class A1
6.00%, 12/28/37 (c)	33,469,191	27,673,461
Total Residential Mortgage-Backed Securities (Cost $3,190,067,998)		3,247,974,281

See Notes to Quarterly Portfolio of Investments

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.2%
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class A4
5.93%, 5/10/45 (c)	$27,695,000	$25,158,919
Series 2006-2, Class AM
5.96%, 5/10/45 (c)	2,710,000	1,939,694
Series 2006-3, Class A4
5.89%, 7/10/44 (c)	29,675,000	24,480,059
Series 2006-3, Class AM
6.01%, 7/10/44 (c)	2,495,000	1,600,919
Series 2006-4, Class A4
5.63%, 7/10/46	6,000,000	5,384,816
Series 2006-5, Class A4
5.41%, 9/10/47	15,555,000	14,034,937
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW12, Class A4
5.90%, 9/11/38 (c)	5,000,000	4,691,992
Series 2006-PW12, Class AJ
5.94%, 9/11/38 (c)	2,600,000	1,450,835
Series 2006-PW13, Class A4
5.54%, 9/11/41	2,170,000	2,037,980
Series 2006-PW14, Class AJ
5.27%, 12/11/38	5,000,000	2,631,082
Series 2007-PW15, Class A4
5.33%, 2/11/44	51,123,000	42,567,275
Series 2007-PW15, Class AM
5.36%, 2/11/44	12,500,000	7,857,303
Series 2007-PW16, Class A4
5.91%, 6/11/40 (c)	103,572,000	88,911,943
Series 2007-PW17, Class A4
5.69%, 6/11/50 (c)	20,000,000	17,675,478
Series 2007-PW18, Class A4
5.70%, 6/11/50	7,500,000	6,392,403
Series 2007-T26, Class A4
5.47%, 1/12/45 (c)	54,350,000	50,066,861
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.89%, 12/10/49 (c)	75,000,000	65,195,250
Series 2008-C7, Class A4
6.30%, 12/10/49 (c)	77,612,805	68,544,835
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.54%, 1/15/46 (c)	20,000,000	17,850,374
Series 2006-CD3, Class A5
5.62%, 10/15/48	14,500,000	12,432,228
Series 2007-CD4, Class A4
5.32%, 12/11/49	79,668,000	64,331,472
Series 2007-CD4, Class AMFX
5.37%, 12/11/49 (c)	6,770,500	4,274,804
Series 2007-CD5, Class A4
5.89%, 11/15/44 (c)	4,050,000	3,729,593
Commercial Mortgage Pass-Through Certificates
Series 2006-C7, Class A4
5.96%, 6/10/46 (c)	34,500,000	31,990,846
Series 2007-C9, Class A4
6.01%, 12/10/49 (c)	128,891,353	113,298,722
Credit Suisse Commerical Mortgage Trust
Series 2006-C2, Class A3
5.85%, 3/15/39 (c)	2,200,000	1,935,514
Series 2006-C3, Class A3
6.02%, 6/15/38 (c)	12,500,000	9,991,219
Series 2006-C5, Class A3
5.31%, 12/15/39	10,000,000	7,471,137
Series 2007-C1, Class A3
5.38%, 2/15/40	12,500,000	9,049,780
Series 2007-C5, Class A4
5.70%, 9/15/40 (c)	12,782,500	9,407,855
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4
5.22%, 8/15/48	2,850,000	2,287,043
Series 2007-C2, Class A3
5.48%, 4/15/47 (c)	168,812,537	124,350,218
Series 2007-C3, Class A4
6.02%, 5/15/46 (c)	157,295,000	116,600,691
Goldman Sachs Mortgage Securities Corporation II
Series 2007-GG10, Class A4
6.00%, 8/10/45 (b)(c)	57,000,000	44,560,064

See Notes to Quarterly Portfolio of Investments

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
6.12%, 7/10/38 (c)	$102,660,000	$89,646,233
Series 2007-GG9, Class A4
5.44%, 3/10/39	52,162,500	44,507,580
Series 2007-GG11, Class A4
5.74%, 12/10/49	25,000,000	21,946,960
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.48%, 12/12/44 (c)	12,500,000	10,742,549
Series 2006-CB14, Class AJ
5.68%, 12/12/44 (c)	10,000,000	4,864,065
Series 2006-CB16, Class A4
5.55%, 5/12/45	7,550,000	6,950,528
Series 2006-CB17, Class A4
5.43%, 12/12/43	113,554,500	102,070,052
Series 2006-CB17, Class AJ
5.49%, 12/12/43 (c)	10,000,000	4,934,457
Series 2006-LDP7, Class A4
6.07%, 4/15/45 (c)	19,968,000	17,449,133
Series 2006-LDP8, Class A4
5.40%, 5/15/45	6,000,000	4,983,930
Series 2006-LDP9, Class A3
5.34%, 5/15/47	14,530,000	12,367,398
Series 2007-C1, Class A4
5.72%, 2/15/51	50,000,000	36,563,940
Series 2007-CB18, Class A4
5.44%, 6/12/47	105,915,000	87,320,287
Series 2007-CB19, Class A4
5.94%, 2/12/49 (c)	14,815,000	12,268,404
Series 2007-CB20, Class A4
5.79%, 2/12/51 (c)	50,000,000	40,995,795
Series 2007-LDPX, Class AM
5.46%, 1/15/49 (c)	16,582,500	10,438,050
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 2/15/31	1,275,000	1,146,981
Series 2006-C3, Class A4
5.66%, 3/15/39 (c)	7,500,000	6,938,939
Series 2007-C1, Class A4
5.42%, 2/15/40	37,500,000	28,464,540
Series 2007-C1, Class AM
5.46%, 2/15/40	11,624,000	7,396,695
Series 2007-C2, Class A3
5.43%, 2/15/40	18,095,000	13,891,693
Series 2007-C7, Class A3
5.87%, 9/15/45 (c)	186,017,500	153,000,287
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.41%, 7/12/46 (c)	11,700,000	10,396,185
Series 2006-3, Class AM
5.46%, 7/12/46 (c)	10,000,000	7,094,005
Series 2006-4, Class A3
5.17%, 12/12/49 (c)	51,059,500	42,248,295
Series 2007-5, Class A4
5.38%, 8/12/48	35,557,000	26,026,188
Series 2007-6, Class A4
5.49%, 3/12/51 (c)	48,160,000	37,528,184
Series 2007-8, Class A3
6.16%, 8/12/49 (c)	131,633,000	100,640,708
Series 2007-9, Class A4
5.70%, 9/12/49	36,171,000	27,446,045
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A4
5.74%, 8/12/43 (c)	69,750,000	56,796,944
Series 2008-C1, Class A4
5.69%, 2/12/51	2,476,000	1,909,663
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4
5.73%, 7/12/44 (c)	16,000,000	15,368,851
Series 2006-HQ10, Class A4
5.33%, 11/12/41	23,950,000	21,411,674
Series 2006-T21, Class AJ
5.27%, 10/12/52 (c)	4,975,000	3,134,321
Series 2007-HQ11, Class A4
5.45%, 2/12/44 (c)	45,415,000	39,196,356

See Notes to Quarterly Portfolio of Investments

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
Series 2007-IQ13, Class A4
5.36%, 3/15/44	$104,360,000	$86,194,337
Series 2007-IQ13, Class AM
5.41%, 3/15/44	25,000,000	15,695,918
Series 2007-IQ14, Class A4
5.69%, 4/15/49 (c)	44,375,000	34,534,276
Series 2007-IQ15, Class A4
6.08%, 6/11/49 (c)	14,875,000	12,700,302
Series 2007-IQ16, Class A4
5.81%, 12/12/49	86,936,200	74,491,822
Series 2007-IQ16, Class AM
6.32%, 12/12/49 (c)	12,750,000	8,239,084
Series 2007-T25, Class A3
5.51%, 11/12/49 (c)	106,540,000	96,268,425
Series 2008-T29, Class A4
6.46%, 1/11/43 (c)	50,000,000	44,210,920
TrizecHahn Office Properties Trust
Series 2001-TZHA, Class A4
6.53%, 5/15/16 (d)	12,800,000	13,479,827
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.82%, 5/15/46 (c)	20,000,000	13,170,834
Total Commercial Mortgage-Backed Securities (Cost $2,645,620,983)		2,511,255,801

AUTO LEASE BACKED SECURITIES— 17.3%
Ford Credit Auto Lease Trust
5.75%, 9/15/12 (d)(e)(f)	1,237,331,637	1,257,528,602
General Motors Auto Lease Trust
7.74%, 1/31/13 (d)(e)(f)	641,272,813	671,277,968
Hertz Vehicle Financing LLC
Series 2005-1A, Class A4
0.52%, 11/25/11 (c)(d)	16,000,000	15,125,886
Series 2005-1A, Class A5
5.08%, 11/25/11 (d)	1,500,000	1,482,700
Series 2005-2A, Class A5
0.52%, 11/25/11 (c)(d)	12,000,000	11,350,274
Total Auto Lease Backed Securities (Cost $1,906,587,824)		1,956,765,430

CREDIT CARD BACKED SECURITIES— 4.3%
American Express Credit Account Master Trust
Series 2007-7, Class B
0.44%, 2/17/15 (c)	520,000	467,111
Series 2007-8, Class B
0.97%, 5/15/15 (c)	5,000,000	4,511,633
Bank of America Credit Card Trust
Series 2006-A7, Class A7
0.31%, 12/15/16 (c)	8,000,000	7,470,447
Series 2006-A14, Class A14
0.33%, 4/15/16 (c)	50,000,000	47,298,980
Series 2006-C5
0.67%, 1/15/16 (c)	20,355,000	16,322,666
Series 2007-A1, Class A1
5.17%, 6/15/19	15,000,000	15,345,129
Series 2007-A6, Class A6
0.33%, 9/15/16 (c)	2,400,000	2,253,721
Bank One Issuance Trust
Series 2003-A8, Class A8
0.52%, 5/16/16 (c)	25,000,000	24,297,843
Capital One Multi-Asset Execution Trust
Series 2004-C2, Class C2
1.32%, 12/15/16 (c)	5,500,000	4,379,866
Series 2006-A12, Class A
0.33%, 7/15/16 (c)	9,194,000	8,739,675
Series 2007-A1, Class A1
0.32%, 11/15/19 (c)	46,511,000	41,528,402
Series 2007-A4, Class A4
0.30%, 3/16/15 (c)	10,000,000	9,706,455
Series 2007-A7, Class A7
5.75%, 7/15/20	35,700,000	38,750,387
Series 2007-C2, Class C2
0.57%, 11/15/14 (c)	6,000,000	5,266,967

See Notes to Quarterly Portfolio of Investments

Description	Principal Amount	Value
CREDIT CARD BACKED SECURITIES (continued)
Chase Issuance Trust
Series 2005-A6, Class A6
0.34%, 7/15/14 (c)	$31,560,000	$30,864,916
Series 2006-B1, Class B1
0.42%, 4/15/13 (c)	25,640,000	24,502,587
Series 2006-C4, Class C4
0.56%, 1/15/14 (c)	30,000,000	27,322,896
Series 2007-B1, Class B1
0.52%, 4/15/19 (c)	40,645,000	29,683,625
Series 2007-C1, Class C1
0.73%, 4/15/19 (c)	1,000,000	715,891
Series 2008-A13, Class A13
2.13%, 9/15/15 (c)	10,900,000	11,139,428
Citibank Credit Card Issuance Trust
Series 2005-A4, Class A4
4.40%, 6/20/14	25,000,000	26,341,940
Series 2005-A5, Class A5
4.55%, 6/20/17	15,000,000	15,620,067
Series 2007-A8, Class A8
5.65%, 9/20/19	30,000,000	32,772,900
Series 2008-A2, Class A2
1.42%, 1/23/20 (c)	6,965,000	6,707,581
MBNA Credit Card Master Note Trust
Series 2002-C3, Class C3
1.62%, 10/15/14 (c)	5,000,000	4,552,291
Series 2006-C2, Class C2
0.57%, 8/15/13 (c)	6,000,000	5,582,200
Series 2006-C3, Class C3
0.56%, 10/15/13 (c)	15,526,000	14,442,299
MBNA Master Credit Card Trust II
Series 1997-B, Class A
0.43%, 8/15/14 (c)	38,000,000	36,903,548
Total Credit Card Backed Securities (Cost $411,400,842)		493,491,451

CORPORATE BONDS— 5.4%
AEROSPACE & DEFENSE— 0.1%
L-3 Communications Corp.
7.63%, 6/15/12	10,000,000	10,125,000
6.13%, 1/15/14	2,000,000	1,910,000
		12,035,000
AUTO COMPONENTS— 0.0% (g)
Johnson Controls, Inc.
5.50%, 1/15/16	5,000,000	5,076,470

BUILDING PRODUCTS— 0.1%
Masco Corp.
7.13%, 8/15/13	5,000,000	4,841,295
6.13%, 10/03/16	5,000,000	4,569,480
		9,410,775
CAPITAL MARKETS— 0.8%
Ameriprise Financial, Inc.
7.30%, 6/28/19	20,000,000	22,055,960
7.52%, 6/01/66 (c)	3,460,000	2,664,200
Bear Stearns Cos., Inc.
0.67%, 2/01/12 (c)	10,000,000	9,880,880
6.95%, 8/10/12	38,000,000	42,455,842
Morgan Stanley
0.53%, 4/19/12 (c)	10,000,000	9,662,140
		86,719,022
CHEMICALS— 0.0% (g)
Bunge Ltd. Finance Co.
8.50%, 6/15/19	4,000,000	4,511,828

COMMERCIAL BANKS— 0.0% (g)
Keycorp.
6.50%, 5/14/13	5,000,000	5,092,080

COMMERCIAL SERVICES & SUPPLIES— 0.2%
Allied Waste North America, Inc.
7.88%, 4/15/13	8,255,000	8,543,925
7.38%, 4/15/14	5,000,000	5,211,935
7.25%, 3/15/15	4,000,000	4,170,000
Waste Management, Inc.
5.00%, 3/15/14	3,000,000	2,995,131
		20,920,991
COMPUTERS & PERIPHERALS— 0.1%
International Business Machines Corp.
7.63%, 10/15/18	5,000,000	6,136,540

CONSUMER FINANCE— 0.4%
American Express Co.
7.25%, 5/20/14	45,000,000	49,522,275

See Notes to Quarterly Portfolio of Investments

Description	Principal Amount	Value
CORPORATE BONDS (continued)
CONTAINERS & PACKAGING— 0.1%
Sealed Air Corp.
5.63%, 7/15/13 (d)	$5,000,000	$5,033,305
7.88%, 6/15/17 (d)	4,000,000	4,200,680
		9,233,985
DIVERSIFIED FINANCIAL SERVICES— 1.1%
Bank of America Corp.
7.38%, 5/15/14	65,000,000	71,265,805
7.63%, 6/01/19	50,000,000	55,050,300
		126,316,105
ELECTRIC UTILITIES— 0.2%
FPL Group Capital, Inc.
7.88%, 12/15/15	15,000,000	18,162,765

FOOD PRODUCTS— 0.0% (g)
Tyson Fresh Meats, Inc.
7.95%, 2/01/10	5,000,000	5,050,080

HEALTH CARE PROVIDERS & SERVICES— 0.1%
Cardinal Health, Inc.
4.00%, 6/15/15	10,000,000	9,652,410

HOTELS, RESTAURANTS & LEISURE— 0.4%
International Game Technology
7.50%, 6/15/19	10,000,000	10,827,120
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	10,000,000	9,050,000
Yum! Brands, Inc.
6.25%, 3/15/18	20,000,000	21,646,780
		41,523,900
HOUSEHOLD DURABLES— 0.0% (g)
Whirlpool Corp.
8.60%, 5/01/10	5,100,000	5,299,379

INSURANCE— 0.4%
Allstate Corp.
6.13%, 5/15/37 (c)	4,000,000	3,080,000
American Financial Group, Inc.
9.88%, 6/15/19	12,000,000	12,526,668
AON Corp.
8.21%, 1/01/27	3,600,000	3,312,000
Assurant, Inc.
5.63%, 2/15/14	7,945,000	8,125,312
Infinity Property & Casualty Corp.
5.50%, 2/18/14	1,650,000	1,475,864
Progressive Corp.
6.70%, 6/15/37 (c)	11,000,000	8,841,294
Prudential Financial, Inc.
6.20%, 1/15/15	4,000,000	4,190,216
Travelers Companies, Inc.
6.25%, 3/15/37 (c)	1,350,000	1,151,217
		42,702,571
MACHINERY— 0.2%
Caterpillar, Inc.
7.90%, 12/15/18	20,000,000	24,296,660

MEDIA— 0.2%
Comcast Corp.
6.30%, 11/15/17	8,000,000	8,730,664
5.70%, 5/15/18	5,000,000	5,279,810
Viacom, Inc.
6.25%, 4/30/16	5,000,000	5,364,195
		19,374,669
METALS & MINING— 0.2%
Freeport-McMoRan Copper & Gold, Inc.
5.00%, 4/01/15 (c)	25,000,000	24,158,500

MULTILINE RETAIL— 0.1%
J.C. Penney Corp., Inc.
8.00%, 3/01/10	5,740,000	5,855,374
Nordstrom, Inc.
6.25%, 1/15/18	10,000,000	10,307,470
		16,162,844

See Notes to Quarterly Portfolio of Investments

Description	Principal Amount	Value
CORPORATE BONDS (continued)
OFFICE ELECTRONICS— 0.1%
Xerox Corp.
6.35%, 5/15/18	$7,000,000	$7,162,925

OIL, GAS & CONSUMABLE FUELS— 0.1%
Kinder Morgan Energy Partners, LP
9.00%, 2/01/19	5,000,000	6,040,615
Plains All American Pipeline LP
6.50%, 5/01/18	5,000,000	5,287,455
		11,328,070
ROAD & RAIL— 0.1%
CSX Transportation, Inc.
8.38%, 10/15/14	4,805,185	5,511,740

SPECIALTY RETAIL— 0.4%
AutoZone, Inc.
7.13%, 8/01/18	16,000,000	17,399,936
CVS Pass-Through Trust
8.35%, 7/10/31 (d)	19,973,178	21,352,525
Home Depot, Inc.
5.20%, 3/01/11	5,000,000	5,213,065
5.40%, 3/01/16	6,250,000	6,465,950
		50,431,476
Total Corporate Bonds (Cost $550,326,290)		615,793,060

REAL ESTATE INVESTMENT TRUSTS— 0.3%
Duke Realty LP
6.25%, 5/15/13	10,000,000	9,876,570
Federal Realty Investment Trust
5.95%, 8/15/14	5,000,000	4,981,220
Kimco Realty Corp.
6.00%, 11/30/12	6,000,000	6,133,788
Mack-Cali Realty Corp.
7.75%, 8/15/19	10,000,000	10,137,470
Regency Centers Corp.
4.95%, 4/15/14	1,375,000	1,230,851
Washington Real Estate Investment Trust
5.13%, 3/15/13	1,900,000	1,736,363
5.35%, 5/01/15	6,345,000	5,513,792
Total Real Estate Investment Trusts (Cost $38,909,049)		39,610,054

TERM LOANS— 2.7%
AUTOMOBILES— 0.0% (g)
Oshkosh Truck Corp., Term Loan B, 6.64% - 8.25%, 12/06/13 (c)	4,816,709	4,794,133

CHEMICALS— 0.6%
Ashland, Inc., Term Loan B, 7.65%, 5/13/14 (c)	2,665,704	2,711,242
Celanese Holdings, LLC, Dollar Term Loan, 2.35%, 4/02/14 (c)	11,903,605	11,340,040
ISP Chemco, Inc., New Term Loan B, 2.06%, 6/04/14 (c)	13,431,984	12,639,497
Nalco Co., Term Loan B, 2.06%, 11/04/10 (c)	2,381,767	2,378,790
Rockwood Specialties Group, Inc., Term Loan H, 6.00%, 5/15/14 (c)	35,276,078	35,511,264
		64,580,833
COMMERCIAL SERVICES & SUPPLIES— 0.3%
Aramark Corp., Letter of Credit, 2.03%, 1/26/14 (c)	896,022	838,475
Aramark Corp., US Term Loan, 2.47%, 1/26/14 (c)	14,103,978	13,198,150
Cenveo Corp., Delayed Draw Term Loan, 5.11%, 6/21/13 (c)	133,301	128,969
Cenveo Corp., Term Loan C, 5.11%, 6/21/13 (c)	4,668,941	4,517,201
Hertz Corp., Letters of Credit, 0.61%, 12/21/12 (c)	1,682,825	1,597,482
Hertz Corp., Term Loan B, 2.02% - 2.07%, 12/21/12 (c)	9,190,855	8,724,750
		29,005,027
DIVERSIFIED FINANCIAL SERVICES— 0.0% (g)
Team Finance LLC, Term Loan, 2.41% - 2.61%, 11/23/12 (c)	4,923,469	4,480,357

DIVERSIFIED TELECOMMUNICATION SERVICES— 0.2%
Intelsat Corp., Tranche B-2-A Term Loan, 2.78%, 1/03/14 (c)	5,936,392	5,617,311
Intelsat Corp., Tranche B-2-B Term Loan, 2.78%, 1/03/14 (c)	5,934,584	5,615,600
Intelsat Corp., Tranche B-2-C Term Loan, 2.78%, 1/03/14 (c)	5,934,584	5,615,600
Windstream Corp., Term Loan B-1, 1.78% - 2.02%, 7/17/13 (c)	2,977,215	2,880,456
		19,728,967

See Notes to Quarterly Portfolio of Investments

Description	Principal Amount	Value
TERM LOANS (continued)
ELECTRIC UTILITIES— 0.1%
Texas Competitive Electric Holdings Co., LLC, Term Loan, Tranche B3, 3.78% - 3.79%, 10/10/14 (c)	$19,798,489	$14,983,219

ENERGY EQUIPMENT & SERVICES— 0.1%
Covanta Energy Corp., 1st Lien, Credit-Link Deposit, 0.08%, 2/09/14 (c)	2,665,972	2,550,448
Covanta Energy Corp., 1st Lien, Term Loan, 1.81%, 2/09/14 (c)	5,293,413	5,064,034
		7,614,482
FOOD & STAPLES RETAILING— 0.5%
Wm. Wrigley Jr. Co., Term Loan B, 6.50%, 10/06/14 (c)	50,849,684	51,421,488
Wm. Wrigley Jr. Co., Term Loan, Tranche B, 10/06/14 (h)	2,000,000	2,022,490
		53,443,978
HEALTH CARE EQUIPMENT & SUPPLIES— 0.3%
Bausch & Lomb Inc., Delayed Draw Term Loan, 3.51% - 3.85%, 4/24/15 (c)	800,000	756,875
Bausch & Lomb Inc., Parent Term Loan, 3.85%, 4/24/15 (c)	3,152,000	2,982,088
Biomet, Inc., Dollar Term Loan, 3.26% - 3.61%, 9/25/13 (c)	19,843,485	19,039,407
Fresenius Medical Care AG & Co. KGaA, Term Loan B, 1.88% - 1.99%, 3/31/13 (c)	16,669,736	16,753,085
		39,531,455
HEALTH CARE PROVIDERS & SERVICES— 0.1%
HCA, Inc., Term Loan A, 1.85%, 11/16/12 (c)	3,694,993	3,449,686
HealthSouth Corp., Term Loan, 2.52% - 2.53%, 3/10/13 (c)	2,767,270	2,676,346
Iasis Healthcare LLC, Delayed Draw Term Loan, 2.26%, 3/14/14 (c)	711,169	670,277
Iasis Healthcare LLC, Letter of Credit, 0.16%, 3/14/14 (c)	191,561	180,546
Iasis Healthcare LLC, Term Loan B, 2.26%, 3/14/14 (c)	2,056,784	1,938,519
		8,915,374
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS— 0.1%
NRG Energy, Inc., Credit-Linked Deposit, 0.50%, 12/09/13 (c)	2,564,854	2,418,832
NRG Energy, Inc., Term Loan, 2.01% - 2.35%, 12/09/13 (c)	4,787,226	4,514,679
		6,933,511
MEDIA— 0.0% (g)
Catalina Marketing Corp., Term Loan, 3.03%, 10/01/14 (c)	2,969,773	2,790,660
National CineMedia LLC, Term Loan, 2.38%, 2/13/15 (c)	2,000,000	1,873,000
		4,663,660
MULTILINE RETAIL— 0.2%
Neiman-Marcus Group, Inc., Term Loan, 2.28% - 2.63%, 4/06/13 (c)	21,000,000	17,287,494

PAPER & FOREST PRODUCTS— 0.2%
Georgia-Pacific Corp., Additional Term Loan B, 2.34% - 2.46%, 12/21/12 (c)	2,578,448	2,490,964
Georgia-Pacific Corp., Term Loan A, 2.34% - 2.46%, 12/20/11 (c)	1,942,638	1,915,086
Georgia-Pacific Corp., Term Loan B, 2.34% - 2.65%, 12/21/12 (c)	11,858,597	11,456,246
Georgia-Pacific Corp., Term Loan C, 3.59% - 3.90%, 12/21/12 (c)	7,950,836	7,903,528
		23,765,824
Total Term Loans (Cost $284,970,965)		299,728,314

SHORT-TERM INVESTMENTS— 5.7%
REPURCHASE AGREEMENT— 1.1%
Greenwich Capital Markets, 0.22%, dated 8/31/09 due 9/01/09, repurchase price $125,000,764 (Collateralized by various Federal National Mortgage Associations, 5.00% - 6.00%, 10/01/13 - 4/01/37, aggregate market value plus accrued interest $128,753,149) (b) (Cost $125,000,000)	125,000,000	125,000,000

	Shares
MONEY MARKET FUND— 4.6%
Dreyfus Cash Management Fund- 0.23% (i) (Cost $515,356,175)	515,356,175	515,356,175
Total Short-Term Investments (Cost $640,356,175)		640,356,175

Total Investments— 102.8% (Cost $11,388,340,788) (j)		11,638,099,126
Liabilities in excess of other assets— (2.8)%		(312,155,031)
Net Assets—100.0%		$11,325,944,095

(a)	Fannie Mae and Freddie Mac remain in conservatorship since the Federal Housing Finance Agency put them there on September 7, 2008.

(b)	A portion of this security is held in a segregated account.

(c)	Floating rate security. Rate disclosed is that which was in effect at August 31, 2009.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. At August 31, 2009, the value of these securities amounted to $3,776,872,634 or 33.3% of net assets.

See Notes to Quarterly Portfolio of Investments

(e)	Security fair valued in accordance with procedures adopted by the Board of Directors. At August 31, 2009, the value of these securities amounted to $2,851,773,722 or 25.2% of net assets.

(f)	Illiquid security.

(g)	Less than 0.05%.

(h)

Unfunded loan commitment. The Fund is obligated to fund this commitment at the borrower’s discretion. At August 31, 2009, the total principal amount and market value of the unfunded commitments totaled $2,000,000 and $2,022,490, respectively.

(i)	Represents annualized 7-day yield at August 31, 2009.

(j)	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Aggregate gross unrealized appreciation	$583,178,933
Aggregate gross unrealized depreciation	(333,420,595)
Net unrealized appreciation	$249,758,338

See Notes to Quarterly Portfolio of Investments

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2	Level 3	Total

Residential Mortgage-Backed Securities-Agency	$—	$1,833,124,560	$—	$1,833,124,560
Residential Mortgage-Backed Securities	—	2,325,007,129	922,967,152	3,247,974,281
Commercial Mortgage-Backed Securities	—	2,511,255,801	—	2,511,255,801
Auto Lease Backed Securities	—	27,958,860	1,928,806,570	1,956,765,430
Credit Card Backed Securities	—	493,491,451	—	493,491,451
Corporate Bonds	—	615,793,060	—	615,793,060
Real Estate Investment Trusts	—	39,610,054	—	39,610,054
Term Loans	—	299,728,314	—	299,728,314
Repurchase Agreement	—	125,000,000	—	125,000,000
Money Market Fund	—	515,356,175	—	515,356,175
Total Investments	$—	$8,786,325,404	$2,851,773,722	$11,638,099,126

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used to determining fair value:

Investments in Securities	Auto Lease Backed Securities	Residential Mortgage-Backed Securities	Total

Balance as of May 31, 2009	$2,057,373,640	$1,740,667,601	$3,798,041,241
Accrued Accretion / (Amortization)	—	455,740	455,740
Change in Unrealized Appreciation / (Depreciation)	13,960,587	31,742,452	45,703,039
Net Purchases / (Sales)	(142,527,657)	(72,791,725)	(215,319,382)
Realized Gain / (Loss)	—	5,592,064	5,592,064
Transfers In / (Out)	—	(782,698,980)	(782,698,980)
Balance as of August 31, 2009	$1,928,806,570	$922,967,152	$2,851,773,722

See Notes to Quarterly Portfolio of Investments

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments

August 31, 2009 (unaudited)

Note 1.

Valuation of Investments – The securities and other assets of The Thirty-Eight Hundred Fund, LLC (the “Fund”) are generally valued at their fair value by using market valuations. Security prices are generally provided by outside pricing services approved by the Fund’s Board of Directors (“Directors”). These pricing services may use broker quotes or models that consider such bond characteristics as coupon rate, rating, issue type, prepayment speed and maturity, when pricing securities. When market quotations are not readily available including circumstances under which Wells Capital Management Incorporated (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Fair value estimates are made at a point in time, based on recent market data as well as the best information available about the portfolio securities. Fair value estimates for portfolio securities for which no or limited observable market data is available are based on judgments regarding the current economic environment, observable spreads of auto loan backed securities, collateral, credit, interest rate risks and other such factors. These estimates involve significant uncertainties and judgments and cannot be determined with precision. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day.

Loans are valued at the average of bid quotations obtained from a pricing service. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans. As of August 31, 2009, all investments in term loans were valued based on prices from such services.

Note 2.

Subsequent Events — Management has evaluated the impact of all subsequent events on the Fund through October 27, 2009, the date the report was issued, and has determined that there were no subsequent events requiring recognition or disclosure.

Item 2.	Controls and Procedures.

(a)

The Registrant’s Chief Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Thirty-Eight Hundred Fund, LLC

By:	/s/ Joseph R. York

Joseph R. York

Director and Chief Executive Officer

Date:	October 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph R. York

Joseph R.York

Director and Chief Executive Officer

Date:	October 27, 2009

By:	/s/ Trudance L. C. Bakke

Trudance L. C. Bakke

Treasurer and Principal Financial Officer

Date:	October 27, 2009